Risk Management - Schedule of Banking Book (Detail) - Regulatory risk [member] - Banking book [member]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Estimated limit for market risk [line items]
Short-term exposure to interest rate risk	51.40%	45.00%	60.60%
Long-term exposure to interest rate risk	50.30%	43.20%	13.18%